Unaudited interim condensed consolidated statements of stockholders' equity - USD ($)	Total	Common Stock [Member]	Treasury Stock, Common [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit)/ Retained Earnings [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] (Accumulated Deficit)/ Retained Earnings [Member]
Beginning balance, Shares at Dec. 31, 2024		38,275,518		811,878
Beginning balance, Shares at Dec. 31, 2024			(4,251,883)
Beginning balance at Dec. 31, 2024	$ 420,667,668	$ 382,755	$ (8,390,225)	$ 8,119	$ 282,642,357	$ 146,024,662
Issuance of restricted shares and stock-based compensation	1,560,719	$ 3,891			1,556,828
Issuance of restricted shares and stock-based compensation, Shares		389,100
Dividends declared on Series A preferred shares							$ (870,492)	$ (870,492)
Net Income	24,050,420					24,050,420
Ending balance at Jun. 30, 2025	$ 445,408,315	$ 386,646	$ (8,390,225)	$ 8,119	284,199,185	169,204,590
Ending balance, Shares at Jun. 30, 2025		38,664,618		811,878
Ending balance, Shares at Jun. 30, 2025			(4,251,883)
Beginning balance, Shares at Dec. 31, 2025		48,900,620		811,878
Beginning balance, Shares at Dec. 31, 2025	4,251,883		(4,251,883)
Beginning balance at Dec. 31, 2025	$ 530,814,097	$ 489,006	$ (8,390,225)	$ 8,119	344,445,271	194,261,926
Issuance of common stock		$ 11,000			(11,000)
Issuance of common stock, Shares		1,100,000
Stock repurchases (Note 6)	(10,630,491)		$ (10,630,491)
Stock repurchases (Note 6), Shares			(1,713,469)
Non-cash consideration – vessel acquisition (Note 3)	3,580,000				3,580,000
Issuance of restricted shares and stock-based compensation	1,101,156	$ 4,400			1,096,756
Issuance of restricted shares and stock-based compensation, Shares		440,000
Dividends declared on Series A preferred shares							$ (870,492)	$ (870,492)
Net Income	62,779,787					62,779,787
Ending balance at Jun. 30, 2026	$ 586,774,057	$ 504,406	$ (19,020,716)	$ 8,119	$ 349,111,027	$ 256,171,221
Ending balance, Shares at Jun. 30, 2026		50,440,620		811,878
Ending balance, Shares at Jun. 30, 2026	5,965,352		(5,965,352)